Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of recognized assets acquired and liabilities assumed
The following schedule details acquired assets and liabilities and consideration paid, as well as adjustments to record the assets and liabilities at their estimated fair values as of November 30, 2017:

	Capital Bank Financial Corporation
	Purchase Accounting/
	As	Fair Value
	Acquired	Adjustments		As recorded
(Dollars in thousands)	(unaudited)	(unaudited)		by FHN
Assets:
Cash and cash equivalents	$205,999	$—		$205,999
Trading securities	4,758	(4,758)	(a)	—
Loans held-for-sale	—	134,003		134,003
Securities available-for-sale	1,017,867	175,526		1,193,393
Securities held-to-maturity	177,549	(177,549)		—
Loans	7,596,049	(320,372)		7,275,677
Allowance for loan losses	(45,711)	45,711		—
CBF Goodwill	231,292	(231,292)		—
Other intangible assets	24,498	119,302		143,800
Premises and equipment	196,298	37,054		233,352
OREO	43,077	(9,149)		33,928
Other assets	617,232	41,320	(b)	658,552
Total assets acquired	$10,068,908	$(190,204)		$9,878,704

Liabilities:
Deposits	$8,141,593	$(849)		$8,140,744
Securities sold under agreements to repurchase	26,664	—		26,664
Other short-term borrowings	390,391	—		390,391
Term borrowings	119,486	67,683		187,169
Other liabilities	59,995	4,291		64,286
Total liabilities assumed	8,738,129	71,125		8,809,254
Net assets acquired	$1,330,779	$(261,329)		1,069,450
Consideration paid:
Equity				(1,792,759)
Cash				(423,592)
Total consideration paid				(2,216,351)
Goodwill				$1,146,901

(a) Amount represents a conformity adjustment to align with FHN presentation.
(b) Amount primarily relates to a net deferred tax asset recorded for the effects of the purchase accounting adjustments.
The following schedule details acquired assets and liabilities and consideration paid, as well as adjustments to record the assets and liabilities at their estimated fair values as of October 2, 2015:

	TrustAtlantic Financial Corporation
	Purchase Accounting/
	As	Fair Value
	Acquired	Adjustments	As recorded
(Dollars in thousands)	(unaudited)	(unaudited)	by FHN
Assets:
Cash and cash equivalents	$18,801	$—	$18,801
Securities available-for-sale	73,822	(10)	73,812
Loans, net of unearned income	298,050	(16,106)	281,944
Allowance for loan losses	(4,639)	4,639	—
Core deposit intangible	84	1,866	1,950
TAF Goodwill	3,721	(3,721)	—
Premises and equipment, net	2,353	1,214	3,567
OREO	1,018	(95)	923
Deferred tax asset	2,940	4,262	7,202
Other assets	10,638	1,135	11,773
Total assets acquired	$406,788	$(6,816)	$399,972

Liabilities:
Deposits	$342,788	$1,300	$344,088
Other liabilities	3,173	1,407	4,580
Total liabilities assumed	345,961	2,707	348,668
Net assets acquired	$60,827	$(9,523)	51,304
Consideration paid:
Equity consideration			(72,791)
Cash			(23,888)
Total consideration paid			(96,679)
Goodwill			$45,375
The following schedule details acquired assets and liabilities and consideration paid, as well as adjustments to record the assets and liabilities at their estimated fair values as of April 3, 2017:

	Coastal Securities, Inc
	Purchase Accounting/
	As	Fair Value
	Acquired	Adjustments	As recorded
(Dollars in thousands)	(unaudited)	(unaudited)	by FHN
Assets:
Cash and cash equivalents	$7,502	$—	$7,502
Interest-bearing cash	4,132	—	4,132
Trading securities	423,662	(284,580)	139,082
Loans held-for-sale	—	236,088	236,088
Investment securities	—	1,413	1,413
Other intangible assets, net	—	27,300	27,300
Premises and equipment, net	1,229	—	1,229
Other assets	1,658	14	1,672
Total assets acquired	$438,183	$(19,765)	$418,418

Liabilities:
Securities sold under agreements to repurchase	$201,595	$—	$201,595
Other short-term borrowings	33,509	—	33,509
Fixed income payables	143,647	(47,158)	96,489
Other liabilities	958	(642)	316
Total liabilities assumed	379,709	(47,800)	331,909
Net assets acquired	$58,474	$28,035	86,509
Consideration paid:
Cash			(131,473)
Goodwill			$44,964

Schedule of business acquisition pro forma information
The following table presents financial information regarding the former CBF operations included in FHN's Consolidated Statements of Income from the date of acquisition (November 30, 2017) through December 31, 2017. Additionally, the table presents unaudited proforma information as if the acquisition of CBF had occurred on January 1, 2016:

	Actual from acquisition date through
		Unaudited Pro Forma for
		Year Ended December 31
(Dollars in thousands)	December 31, 2017	2017	2016
Net interest income	$31,253	$1,165,006	$1,033,218
Noninterest income	6,192	563,581	638,493
Pre-tax income	16,534	476,911	458,667
Net income available to common shareholders (a)	NM	274,416	293,981
(a) Net income available to common shareholders is not meaningful for actual CBF results from the acquisition date through December 31, 2017 because of the effect of tax reform.

Schedule of merger and integration expense
Total CBF merger and integration expenses recognized in 2017 are presented in the table below:

(Dollars in thousands)
Professional fees (a)	$28,151
Employee compensation, incentives and benefits (b)	17,077
Contract employment and outsourcing (c)	1,270
Miscellaneous expense (d)	1,291
All other expense (e)	8,959
Total	$56,748
(a) Primarily comprised of fees for investment bankers, legal, accounting, and merger consultants.
(b) Primarily comprised of fees for change in control, severance, and retention.
(c) Primarily relates to fees for temporary assistance for merger and integration activities.
(d) Consists of fees for operations services, travel and entertainment, communications and courier, advertising and public relations, computer software, equipment rentals, deprecation, and maintenance, supplies, and occupancy.
(e) Primarily relates to asset impairments related to the integration and other miscellaneous expenses.